Debentures	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings [Abstract]
Debentures
12.
Debentures

The Company's debentures with maturity dates of July 2, 2025 pay interest at a coupon rate between 8 - 10% per annum. Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
($000s)	December 31, 2023	December 31, 2022
Principal balance	37,020	39,658
Discount	(1,000)	(2,118)
	36,020	37,540
Interest payable	763	726
	36,783	38,266

The Debentures are secured by the assets of the Company, governed by the terms of a trust deed and, among other things, are subject to a subordination agreement to the credit facility which effectively extends the individual maturity dates of such debentures between January 2024 and June 2025 to July 2, 2025, being the maturity date of the credit facility.

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

($000s)	Principal component of quarterly payment	Principal due on maturity	Total
2024	1,924	—	1,924
2025	1,543	33,553	35,096
	3,467	33,553	37,020

The debenture principal repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.